Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities

5. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

Fair Value Measurements
as of December 31, 2025 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—

	Fair Value Measurements
	as of December 31, 2024 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$3,044	$—	$—	$3,044
Total Assets	$3,044	$—	$—	$3,044

Future NRG Sdn. Bhd. [Member]
Fair Value of Financial Assets and Liabilities

12. FAIR VALUE MEASUREMENT

The Group applies the following fair value hierarchy: Level 1 — quoted prices in active markets; Level 2 — observable inputs other than Level 1; Level 3 — unobservable inputs reflecting management’s assumptions.

The Group had no financial assets or liabilities measured at fair value on a recurring basis as of December 31, 2025 or 2024. The carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to their short-term nature.